Other Assets (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Other Assets

Current
	September 30, 2025	September 30, 2024
Other current financial assets
Derivative financial instruments	16,851	8,104
Other financial assets	11,757	12,513
Total other current financial assets	28,608	20,617

Other current non-financial assets
Prepayments	21,323	17,514
VAT receivable	22,587	16,696
Right to return assets	1,412	1,411
Other	1,160	827
Total other current non-financial assets	46,482	36,448
Other current assets	75,090	57,065